CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Huang CNY	Ordinary shares CNY	Additional paid-in capital CNY	Additional paid-in capital Huang CNY	Statutory reserves CNY	Warrants CNY	Retained Earnings (Accumulated deficit) CNY	Accumulated other comprehensive income (deficit) CNY	Non-controlling Interest CNY
Balance at Dec. 31, 2010		2,732,993		101	2,463,238		71,759		140,672	4,181	53,042
Balance (in shares) at Dec. 31, 2010				142,566,976
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares on exercise of options		2,796		1	2,795
Issuance of ordinary shares on exercise of options (in shares)				1,914,088
Non-controlling interests from acquisitions of subsidiaries		6,805									6,805
Share-based compensation		33,348			32,129			1,219
Appropriation to statutory reserves		122,199					50,440		(50,440)
Foreign currency translation adjustment		(31,724)								(31,724)
Cumulative foreign currency translation adjustment realized upon the disposal of 4 Disposed Businesses		(6,026)								6,026
Net income (loss)		16,219							21,185		(4,966)
Balance at Dec. 31, 2011		2,766,463		102	2,498,162		122,199	1,219	111,417	(21,517)	54,881
Balance (in shares) at Dec. 31, 2011				144,481,064
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares on exercise of options		7,752		1	7,751
Issuance of ordinary shares on exercise of options (in shares)				1,494,420
Non-controlling interests from acquisitions of subsidiaries		183,677			(102,036)						285,713
Share-based compensation		34,971	60,206		34,971	60,206
Reclassification of warrants to share options					1,219			(1,219)
Appropriation to statutory reserves		116,406					2,147		(2,147)
Foreign currency translation adjustment		(3,357)								(3,357)
Disposal of subsidiaries		7,758					(7,940)		7,940	7,758
Net income (loss)		(1,673,515)							(1,621,166)		(52,349)
Balance at Dec. 31, 2012		1,383,955		103	2,500,273		116,406		(1,503,956)	(17,116)	288,245
Balance (in shares) at Dec. 31, 2012				145,975,484
Increase (Decrease) in Shareholders' Equity
Disposal of financial controlling interest		(235,664)									(235,664)
Investment from Summit View		129,772		19	129,753
Investment from Summit View (in shares)				30,801,128
Share-based compensation		22,826	53,769		22,826	53,769
Appropriation to statutory reserves		80,731					1,277		(1,277)
Foreign currency translation adjustment		(4,299)								(4,299)
Deconsolidation of subsidiaries		3,004								5,538	(2,534)
Disposal of subsidiaries		(45,435)					(36,952)		36,952		(45,435)
Net income (loss)	(150,355)	(910,205)							(906,818)		(3,387)
Balance at Dec. 31, 2013	$ 65,699	397,723		122	2,706,621		80,731		(2,375,099)	(15,877)	1,225
Balance (in shares) at Dec. 31, 2013				176,776,612